Inventories and Theatrical Film and Television Production Costs (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Inventory Net [Abstract]
Programming costs, less amortization	[1]	$ 4,097
Other inventory, primarily DVD and Blu-ray Discs		146
Total inventories		4,243
Less: current portion of inventory		(2,420)
Total noncurrent inventories		1,823
Theatrical film production costs:
Released, less amortization	[2]	451
Completed and not released	[2]	435
In production	[2]	866
Development and pre-production	[2]	159
Television production costs:
Released, less amortization	[2]	965
Completed and not released	[2]	1,087
In production	[2]	1,898
Development and pre-production	[2]	29
Total theatrical film and television production costs		5,890
Total noncurrent inventories and theatrical film and television production costs		7,713	$ 0
Film and Television Libraries [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, net		$ 7,826
Percentage of unamortized film costs		90.00%
Film costs, amortized in next operating cycle		$ 2,298

[1]	Includes the costs of certain programming rights, primarily sports, for which payments have been made prior to the related rights being received.
[2]	Does not include $7,826 of acquired film and television library intangible assets as of December 31, 2018, which are included in "Other Intangible Assets - Net" on our consolidated balance sheet.